Derivatives (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Fair Value of Asset	$ 14,093	$ 198,950
Fair Value of Liability	(3,024)	(4,840)
Net Amount	11,069	194,110
Gold CFD's [Member]
Fair Value of Asset	11,797	64,635
Fair Value of Liability	(2,472)	(3,690)
Net Amount	9,325	60,945
Other [Member]
Fair Value of Asset	2,296	2,300
Fair Value of Liability	(552)	(330)
Net Amount	$ 1,744	1,970
Foreign Currency CFDs [Member]
Fair Value of Asset		117,004
Fair Value of Liability		(100)
Net Amount		116,904
Crude Oil CFDs [Member]
Fair Value of Asset		15,011
Fair Value of Liability		(720)
Net Amount		$ 14,291